CAPITAL STOCK - Share Repurchases (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 $ / shares
Disclosure of classes of share capital [line items]
Common shares repurchased (in shares) | shares	0	0	217,100
Average price per common share including commissions (in CDN per share) | $ / shares				$ 16.02
Repurchases of common shares			$ 2,559
Carrying value of the common shares repurchased
Disclosure of classes of share capital [line items]
Common shares repurchased (in shares) | shares			217,100
Repurchases of common shares			$ 1,296
Share repurchase premium
Disclosure of classes of share capital [line items]
Repurchases of common shares			$ 1,263